FAIR VALUE MEASUREMENTS (Reconciliation of Assets Measured at Fair Value Using Significant Unobservable Inputs) (Details) (Available-for-sale Securities [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 755	$ 553
Total unrealized gains (losses) included in: Net income	712
Total unrealized gains (losses) included in: Other comprehensive income		207
Purchases, sales, issuances and settlements, net	(1,467)	(5)
Transfers in and (out) of Level 3
Ending balance		$ 755